Discontinued Operations - Schedule of Cash Flow Components (Details) - Handshake [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flow Components [Line Items]
Net cash (outflows)/inflows from operating activities	$ (277,741)	$ 96,236	$ 187,321
Net cash outflows from investing activities	(4,886)	(35,191)	(11,750)
Net cash (outflows)/inflows from financing activities		(141,707)	140,019
Net (decrease)/increase in cash and cash equivalents	(282,627)	(80,662)	315,590
Effect of movements in exchange rates on cash held	6,192	(9,465)	(1,368)
Cash and cash equivalents at beginning of year	308,567	398,694	84,472
Cash and cash equivalents at the end of the year	$ 32,132	$ 308,567	$ 398,694